Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (76,248)	¥ (7,587)	¥ (37)
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(28,135)	(26,479)	(19,328)
Current year prior service credit	(41)	(859)
Amortization of actuarial loss	(8,768)	(12,401)	(15,247)
Amortization of prior service credit	8,303	8,732	11,877
Curtailments and settlements			(960)
Defined benefit plan, other comprehensive income loss adjustment before tax	(28,641)	(31,007)	(23,658)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(29,936)	31,296	28,882
Current year prior service credit	(10,617)	(1,463)	362
Amortization of actuarial loss	(7,341)	(6,122)	(4,345)
Amortization of prior service credit	818	675	133
Curtailments and settlements	(531)	(966)	(1,411)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (47,607)	¥ 23,420	¥ 23,621